Offerings	Sep. 19, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock of Duke Energy Corporation, par value $0.001 per share
Fee Rate	0.01531%
Offering Note	An indeterminate number or amount of the securities of each identified class is being registered as may from time to time be sold at unspecified prices. Separate consideration may or may not be received for securities that are issuable upon exercise, settlement, exchange or conversion of other securities. The securities registered also include such indeterminate amounts and numbers of securities as may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder, including under any applicable anti-dilution provisions. Pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrants are deferring payment of all of the registration fee and will pay any applicable registration fees on a "pay as you go" basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock of Duke Energy Corporation, par value $0.001 per share
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depository Shares of Duke Energy Corporation
Fee Rate	0.01531%
Offering Note	See Offering Note 1. In the event that Duke Energy Corporation elects to offer to the public fractional interests in shares of Preferred Stock registered hereunder, Depositary Shares, evidenced by depositary receipts issued pursuant to a deposit agreement, will be distributed to those persons purchasing such fractional interests, and the shares of Preferred Stock will be issued to the depositary under any such agreement.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts of Duke Energy Corporation
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Stock Purchase Units of Duke Energy Corporation
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Duke Energy Corporation
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Duke Energy Carolinas, LLC
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Duke Energy Florida, LLC
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Duke Energy Indiana, LLC
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Duke Energy Ohio, Inc.
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Duke Energy Progress, LLC
Fee Rate	0.01531%
Offering Note	See Offering Note 1.